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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

 1.  Name and address of issuer:

                  ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I 51 Louisiana Avenue, N.W.
                  Washington, D.C. 20001


 2.  Name of each series or class of funds for which this notice is filed:

       Flexible Premium Variable Life Insurance Policies

 3.  Investment Company Act File Number:    811-08998

       Securities Act File Number:           33-90208

 4.  Last day of fiscal year for which this notice is filed:     12-31-96

 5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


 6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                           Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                           Not Applicable

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      Rule 24f-2   (1-1-96 to 6-30-96)    297 policies   sales:  $650,179.72
      Rule 24f-1   (7-1-96 to 8-30-96)    162 policies   sales:  $674,323.78

 9. Number and aggregate sale price of securities sold during the fiscal year:
      No. Of Policies for full year: 788

     Sales thru 12-31-96                   $ 3,384,430.00
     Sales 1-1-96 thru 6-30-96                -650,179.72
     Sales thru 8-30-96                       -674,323.78
     Sales 8-30-96 thru 12-31-96           $ 2,059,926.60


 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

  No. Of Policies: 329  Sales 8-30-96 thru 12-31-96  $ 2,059,926.60

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with divident reinvestment plans, if applicable (see Instruction B.7):

                                           Not Applicable

 12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                 $           2,059,926.60

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                 +       Not Applicable

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                 _              217,105

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable)

                                 +       Not Applicable

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                 +            1,842,821.60

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (See Instruction C.6):

                                 x               1/3300

       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                 $                  558.43

 Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a)    [   ]
  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

        Account already has a balance more than sufficient to cover this charge.

                               SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*           /s/
                                          Ellen Jane Abromson
                                          2nd Vice President
                                          and Associate Counsel


      Date         February 28, 1997

  *Please print the name and title of the signing officer below the signature.